Loans Payable (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Schedule of Loan repayment [Abstract]
2021	$ 3,655	$ 1,462
2022	8,772	8,772
2023	8,772	8,772
2024	8,772	8,772
2025	8,772	8,772
Thereafter	215,645	217,838
Total loan payments	$ 254,388	$ 254,388